UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/05

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    08/11/05

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              47
                                               --------

Form 13F Information Table Value Total:        $158,658
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

                                                        VALUE       SHARES/   SH/  PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT   PRN  CALL  DSCRETN MANAGERS   SOLE    SHARED   NONE
---------------------------- -------------- --------- -----------   --------  ---  ----  ------- -------- --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
AmerUs Group                  COM            03072m108     846     17600      SH         Sole                               17600
American Healthways           COM            02649v104     938     22200      SH         Sole                               22200
BB & T Corp Com               COM            054937107    6929    173350      SH         Sole              10000           163350
Bank Of America Corp          COM            060505104    1396     30600      SH         Sole              12000            18600
Barclays PLC                  ADR            06738e204     320      8000      SH         Sole               8000
Briggs & Stratton Corp        COM            109043109     485     14000      SH         Sole              14000
Brunswick Corp                COM            117043109     347      8000      SH         Sole               8000
CVS Corp Com                  COM            126650100    4035    138800      SH         Sole              20000           118800
Campbell Soup Co              COM            134429109     708     23000      SH         Sole                               23000
Central European Dist         COM            153435102    1900     50900      SH         Sole               6000            44900
Conagra Foods Inc             COM            205887102    3624    156475      SH         Sole                              156475
Dean Foods Co                 COM            242370104    7057    200242      SH         Sole              15000           185242
Dow Chemical Co               COM            260543103    2961     66500      SH         Sole              10000            56500
Eaton Corp                    COM            278058102     479      8000      SH         Sole               8000
Fisher Scientific Intl        COM NEW        338032204    2551     39300      SH         Sole               6000            33300
Foot Locker Inc               COM            344849104    1206     44300      SH         Sole                               44300
Freescale Semiconductor       COM            35687m107    2925    139200      SH         Sole              10000           129200
Fresh Del Monte Produce       ORD            G36738105    1909     70900      SH         Sole                               70900
General Dynamics Corp         COM            369550108    8467     77300      SH         Sole                               77300
General Electric Co           COM            369604103    7235    208800      SH         Sole                              208800
Hilton Hotels Corp            COM            432848109    1429     59900      SH         Sole               8000            51900
International Securities Exch CL A           46031w204     512     20400      SH         Sole                               20400
Liberty Global Inc Cl A       CL A           530555101    1806     38707      SH         Sole                               38707
Lifepoint Hospitals Inc       COM            53219L109    1051     20800      SH         Sole               6000            14800
Medco Health Solutions, Inc   COM            58405U102    2417     45300      SH         Sole                               45300
Midcap Spdr Tr Unit Ser 1     UNIT SER 1     595635103    6300     50300      SH         Sole                               50300
Nasdaq 100 Tr Unit            UNIT SER 1     631100104    7104    193100      SH         Sole              10000           183100
Patterson Companies Inc       COM            703395103    2448     54300      SH         Sole              10000            44300
Reebok Int'l                  COM            758110100     586     14000      SH         Sole              14000
Semiconductor Holders Tr Dep  DEP RCPT       816636203    5522    164000      SH         Sole                              164000
Skechers USA Inc              CL A           830566105     756     53000      SH         Sole                               53000
Spdr Tr Unit Ser 1            UNIT SER 1     78462F103   11549     96900      SH         Sole                               96900
Stericycle Inc                COM            858912108    3678     73100      SH         Sole                               73100
Sunrise Senior Living, Inc    COM            86768K106    3420     63350      SH         Sole              15000            48350
Target Corporation            COM            87612e106     435      8000      SH         Sole               8000
Toro Company                  COM            891092108     309      8000      SH         Sole               8000
TreeHouse Foods Inc           COM            89469a104    1142     40048      SH         Sole               3000            37048
Tyco International Ltd        COM            902124106    1650     56500      SH         Sole              10000            46500
United Technologies           COM            913017109    9099    177200      SH         Sole               8000           169200
Unitedhealth Group            COM            91324p102    5047     96800      SH         Sole              18714            78086
Walt Disney                   COM            254687106    4327    171850      SH         Sole              15000           156850
Waste Connections Inc         COM            941053100    5159    138350      SH         Sole                              138350
Wolverine World Wide          COM            978097103     771     32100      SH         Sole               6000            26100
iShares Dividend Index Fund   DJ SEL DIV INX 464287168    3895     63100      SH         Sole                               63100
iShares Russell 2000 Indx Fd  RUSSELL 2000   464287655   12179    191200      SH         Sole                              191200
iShares Tr MSCI EAFE Index Fd MSCI EAFE IDX  464287465    3866     73800      SH         Sole                               73800
iShares Tr MSCI Emerging Mkts MSCI EMERG MKT 464287234    5886     82200      SH         Sole                               82200
REPORT SUMMARY                         47 DATA RECORDS  158658         0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
